Balance Sheet Components - Schedule of Accrued Compensation and Benefits and Share-based Compensation (Details) - USD ($) $ in Millions	Dec. 31, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued bonus, commissions, and cash awards	$ 17	$ 24
Accrued vacation and sabbatical	100	99
Accrued salaries and fringe benefits	3	12
Employee Stock Purchase Plan liability	27	5
Total accrued compensation and benefits	$ 147	$ 140